PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT [abstract]
Schedule of property, plant and equipment

	Oil and gas properties	Vehicles and office equipment and others	Total

Cost:
At January 1, 2017	867,626	5,700	873,326
Additions	48,937	99	49,036
Disposals and write-offs	(2,577)	(914)	(3,491)
Exchange differences	(24,985)	(148)	(25,133)
At December 31, 2017	889,001	4,737	893,738

At January 1, 2018	889,001	4,737	893,738
Additions	57,619	86	57,705
Acquisitions	264	-	264
Disposals and write-offs	(2,751)	(41)	(2,792)
Exchange differences	21,743	115	21,858
At December 31, 2018	965,876	4,897	970,773

Accumulated depreciation, depletion and amortization and impairment:
At January 1, 2017	(439,123)	(1,738)	(440,861)
Depreciation charge for the year	(60,442)	(360)	(60,802)
Impairment	(8,639)	-	(8,639)
Disposals and write-offs	1,185	258	1,443
Exchange differences	10,932	57	10,989
At December 31, 2017	(496,087)	(1,783)	(497,870)

At January 1, 2018	(496,087)	(1,783)	(497,870)
Depreciation charge for the year	(50,239)	(392)	(50,631)
Impairment	(5,790)	-	(5,790)
Disposals and write-offs	1,497	38	1,535
Exchange differences	(10,627)	(53)	(10,680)
At December 31, 2018	(561,246)	(2,190)	(563,436)

Net book value:
At December 31, 2017	392,914	2,954	395,868

At December 31, 2018	404,630	2,707	407,337